LIABILITIES ARISING FROM NON-PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Liabilities Arising From Non-Participating Investment Contracts - Nonparticipating Life Insurance Contract [Member] - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
LIABILITIES ARISING FROM NON-PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Liabilities Arising From Non-Participating Investment Contracts [Line Items]
Beginning Balance	£ 13,853	£ 15,447
Acquisition of business (note 23)	20,981
New business	1,810	668
Changes in existing business	815	(2,262)
Ending Balance	£ 37,459	£ 13,853